Related Party Transactions - Additional Information (Detail) (Executive Officers and Directors [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Executive Officers and Directors [Member]
Schedule of Other Related Party Transactions [Line Items]
Unused lines of credit	$ 2.2